Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Derivative Financial Instruments
11.	DERIVATIVE FINANCIAL INSTRUMENTS
The Bank performs derivative transactions for trading purposes through Forwards and Futures. These are contractual agreements to buy or sell a specific financial instrument at a given price and a fixed date in the future. Forward contracts are customized contracts traded on an over-the-counter
market. Futures contracts, in turn, correspond to transactions for standardized amounts, executed in a regulated market and subject to daily cash margin requirements. The main differences in risks associated with these types of contracts are the credit risk and the liquidity risk. In forward contracts there is counterparty risk since the Bank has credit exposure to counterparties of the agreements. The credit risk related to futures contracts is deemed very low because daily cash margin requirements help to guarantee these contracts are always fulfilled. In addition, forward contracts are generally settled in gross terms and, therefore, they are deemed to have higher settlement risk than futures contract that, unless they are chosen to be executed by delivery, are settled on a net base. Both types of contracts expose the Bank to market risk.
At the beginning, derivatives often imply only a mutual exchange of promises with little or no investment. Nevertheless, these instruments frequently imply high levels of leverage and are quite volatile. A relatively small movement in the value of the underlying asset could have a significant impact in profit or loss. Furthermore, over-the-counter
derivatives may expose the Bank to risks related to the absence of an exchange market in which to close an open position. The Bank’s exposure for derivative contracts is monitored on a regular basis as part of its general risk management framework. Information on the Bank’s credit risk management objectives and policies is included in note 51.
In addition, the Bank recorded a put option taken in respect of the Bank’s right to sell its equity interest in Prisma Medios de Pago SA. (See note 21).
Notional values indicate the amount of the underlying pending transactions at year end and are not indicative of either the market risk or the credit risk. The fair value of the derivative financial instruments recognized as assets or liabilities in the consolidated statement of financial position is presented as follows. Changes in fair values were accounted for in profit or loss, the breakdown of which is disclosed in note 33.

Derivative assets		12/31/2020		12/31/2019
	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,580	7,232	73,920	69,003
Put options –US Dollars (see note 21)	Shares	8,910,878	687,572	8,910,878	538,643
Put options – Pesos (see note 21)	Shares	8,910,878	294,674	8,910,878	230,847

Total derivatives held for trading			989,478		838,493

Derivative liabilities		12/31/2020		12/31/2019
	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,755	230	73,920	1,046,556

Total derivatives held for trading			230		1,046,556

Derivatives held for trading are generally related with products offered by the Bank to its customers. The Bank shall also take positions expecting to benefit from favorable changes in prices, rates or indexes, i.e. take advantage of the high level of leverage of these contracts to obtain yields, assuming at the same time high market risk. Additionally, they may be held for arbitrage, i.e. to obtain a benefit free of risk for the combination of a derivative product and a portfolio of financial assets, trying to benefit from anomalous situations in the prices of assets in the markets.